FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018
Carrying value
Amounts due to banks		$ 9,494		$ 9,083	$ 10,962
Payables from securities financing transactions		6,798		5,246	10,296
Cash collateral payables on derivative instruments		31,449		30,319	28,906
Customer deposits		435,582		428,129	421,986
Funding from UBS Group AG and its subsidiaries		45,224	[1]	44,354	41,202	[1]
Debt issued measured at amortized cost	[2]	75,679		83,894	91,245
Other financial liabilities measured at amortized cost		10,927	[3]	10,770	7,576
Fair Value
Financial liabilities measured at fair value	[4]	292,684		283,706	283,717
Not measured at fair value
Carrying value
Amounts due to banks		9,500		9,100	11,000
Payables from securities financing transactions		6,800		5,200	10,300
Cash collateral payables on derivative instruments		31,400		30,300	28,900
Customer deposits		435,600		428,100	422,000
Funding from UBS Group AG and its subsidiaries		45,200		44,400	41,200
Debt issued measured at amortized cost		75,700		83,900	91,200
Other financial liabilities measured at amortized cost		10,900		10,800	7,600
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities measured at fair value		9,500		9,100	11,000
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities measured at fair value		6,800		5,200	10,300
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities measured at fair value		31,400		30,300	28,900
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities measured at fair value		435,700		428,200	422,000
Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities measured at fair value		46,800		45,100	41,700
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities measured at fair value		76,600		85,400	93,500
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities measured at fair value		$ 10,900		$ 10,800	$ 7,600

[1]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[2]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[3]	Includes the effect of the adoption of IFRS 16, Leases, as of 1 January 2019. Refer to Note 1 for more information.
[4]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented